Deferred Initial Public Offering Expense (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Deferred Initial Public Offering Costs [Abstract]
Summary Of Deferred Initial Public Offering Expense
	2021	2022
	RM	RM	USD
Cost

At January 1	-	-	-
Additions	-	6,564,162	1,491,008
At December 31	-	6,564,162	1,491,008